Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 30	December 25
	2012	2011
Federal
Current	$-	$-
Deferred	(119,304)	312,837

State
Current	133,120	250,674
Deferred	(13,983)	22,575

Income tax provision (benefit)	$(167)	$586,086

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 30	December 25
	2012	2011
Income tax provision (benefit) at federal statutory rate	$93,490	$783,735
State income tax provision	39,169	273,249
Permanent differences	84,140	17,913
Tax credits	(409,603)	(430,521)
Other	192,637	(58,290)

Income tax provision (benefit)	$(167)	$586,086

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 30	December 25
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$1,665,744	$1,861,906
Deferred rent expense	2,482	50,471
Start-up costs	94,739	135,535
Tax credit carry-forwards	1,737,228	1,089,561
Interest rate swaps	146,455	236,806
Stock-based compensation	160,402	96,929
Other	166,292	59,978

Total deferred tax assets	3,973,342	3,531,186

Deferred tax liabilities:
Tax depreciation in excess of book	3,126,596	3,258,854

Net deferred income tax assets	$846,746	$272,332